Assets held for sale - Summary of assets held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Assets held for sale	$ 153.3	$ 0.0
Ashanko Gold investment
Disclosure of transactions between related parties [line items]
Assets held for sale	153.3	0.0
– Asanko Gold joint venture
Disclosure of transactions between related parties [line items]
Assets held for sale	53.6	0.0
Asanko redeemable preference shares
Disclosure of transactions between related parties [line items]
Assets held for sale	99.7	0.0
Rusoro Mining Limited
Disclosure of transactions between related parties [line items]
Assets held for sale	$ 0.0	$ 0.0